PRUDENTIAL INDEX SERIES FUND
Gateway Center Three, 100 Mulberry Street, 9th Floor
Newark, NJ 07102-4077

                                           December 2, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:  Prudential Index Series Fund
              (File No. 33-48066)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 11 and (ii) that the text of Post-Effective Amendment No. 11 was filed electronically on November 27, 1998.


                                       Prudential Index Series Fund


                                       By: /s/ MARGUERITE E. H. MORRISON
                                           -------------------------
                                           Marguerite E. H. Morrison
                                           Secretary